Loss per Shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Loss per Shares
Net income	$ (28,859)	$ (635,275)
Weighted average number of shares	3,312,029	3,090,392
Basic (loss) per share	$ (0.01)	$ (0.21)